WARRANTS AND OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants And Options
SCHEDULE OF INFORMATION RELATED TO COMMON STOCK WARRANTS

A summary of information related to common stock warrants for the nine months ended September 30, 2025 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2024	45,701	$580.12
Granted	36,788,155	0.42
Exercised	(4,376,820)	0.12
Forfeited	(20,555)	-
Outstanding - September 30, 2025	32,436,481	$1.18

Exercisable at September 30, 2025	32,436,481	$1.18

A summary of information related to common stock warrants for the years ended December 31, 2024 and 2023 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	145.87
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - December 31, 2024	45,701	$580.12

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at December 31, 2024	45,701	$580.12